PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Property and equipment, net
Cost	¥ 324,534	¥ 142,981
Less: Accumulated depreciation	(84,329)	(39,810)
Total	504,953	321,627	$ 73,211
Depreciation expenses	44,856	21,187
Electronic equipment
Property and equipment, net
Cost	79,663	46,856
Leasehold improvements
Property and equipment, net
Cost	63,995	48,901
Machinery and equipment
Property and equipment, net
Cost	121,614	12,622
Furniture and fixture
Property and equipment, net
Cost	54,851	32,599
Transportation vehicles
Property and equipment, net
Cost	4,411	2,003
Property and equipment, net
Property and equipment, net
Total	240,205	103,171
Construction in progress
Property and equipment, net
Total	¥ 264,748	¥ 218,456